UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________________________

FORM N-CSR

_____________________________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23993

_____________________________

Rockefeller Municipal Opportunities Fund
(Exact name of registrant as specified in charter)

_____________________________

c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Rockefeller Municipal Opportunities Fund
Rachel A. Spearo, Secretary
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

_____________________________

With copy to:

Deborah Bielicke Eades
Mark A. Quade
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

(626) 914-7385
Registrant’s telephone number, including area code

_____________________________

Date of fiscal year end September 30, 2025

Date of reporting period: March 31, 2025

Item 1.       Reports to Stockholders.

Rockefeller Municipal Opportunities Fund (RKMIX)

Semi-Annual Report

March 31, 2025

Rockefeller Municipal Opportunities Fund
Table of Contents (Unaudited)

i

Rockefeller Municipal Opportunities Fund
Allocation of Portfolio Assets(a) March 31, 2025 (Unaudited)

____________

(a)      Percentages are based on the total net assets of the Fund. Please refer to the Schedule of Investments for a listing of the Fund’s holdings.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Schedule of Investments March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6%
Alabama – 2.7%
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	$1,000,000	$1,064,115
Walker County Economic & Industrial Development Authority, 2.75%, 12/01/2036 (Obligor: Alabama Power Company)(a)(b)	2,000,000	2,000,000
		3,064,115
Arizona – 2.3%
Industrial Development Authority of the County of Pima, 6.13%, 06/15/2047 (Obligor: Fit Kids Inc)(c)	360,000	361,873
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellnce)(c)	245,000	226,743
Sierra Vista Industrial Development Authority, 5.75%, 06/15/2064 (Obligor: Fit Kids Inc)(c)	2,000,000	1,992,035
		2,580,651
California – 16.1%
California Community Choice Financing Authority, 5.00%, 01/01/2055(a)	1,500,000	1,574,356
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	305,000	307,531
California Health Facilities Financing Authority
5.00%, 11/15/2032 (Obligor: City Of Hope Oblig Group)	420,000	421,593
5.00%, 11/15/2035 (Obligor: City Of Hope Oblig Group)	60,000	60,128
5.00%, 11/15/2039 (Obligor: City Of Hope Oblig Group)	20,000	20,020
5.00%, 10/01/2044 (Obligor: Providence St Joseph Obl)	100,000	100,186
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065 (Obligor: Desertxpress Enterprises)(b)(c)	1,435,000	1,435,015
California Municipal Finance Authority
5.25%, 01/01/2045 (Obligor: Ascent 613)(c)	1,000,000	989,547
4.00%, 09/01/2050 (Obligor: Barlow Respiratory Hosp)	865,000	715,169
5.38%, 01/01/2055 (Obligor: Ascent 613)(c)	800,000	787,348
California Public Finance Authority
6.50%, 06/01/2054 (Obligor: P3 Irvine Sl Holdings Obl)(c)	1,000,000	962,375
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Oblig)(c)	2,465,000	2,394,214
California Statewide Communities Development Authority
5.25%, 12/01/2044 (Obligor: Loma Linda Univ Med Obl)	140,000	140,039
5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	25,007
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-county Spl Purp)	205,000	205,529
City of Los Angeles CA Wastewater System Revenue, 5.00%, 06/01/2043	25,000	25,002
City of Los Angeles Department of Airports, 5.00%, 05/15/2037(b)	1,000,000	1,039,303
Golden State Tobacco Securitization Corp., Zero Coupon, 06/01/2066(e)	10,000,000	1,076,923
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055(b)	2,250,000	2,414,617
Silicon Valley Tobacco Securitization Authority, Zero Coupon, 06/01/2041(e)	2,500,000	905,713
Tender Option Bond Trust Receipts/Certificates, Zero Coupon, 05/15/2055(a)(b)(c)(f)	2,000,000	2,515,470
		18,115,085

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6% (continued)
Colorado – 6.3%
Colorado Health Facilities Authority, 5.00%, 09/15/2053 (Obligor: Bslc Obligated Group)	$180,000	$154,514
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	500,000	499,981
5.00%, 12/31/2056	920,000	896,341
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	851,069
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	24,873
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,003,230
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	1,001,759
Pinery Commercial Metropolitan District No 2, 5.75%, 12/01/2054	1,000,000	1,002,338
Red Barn Metropolitan District
5.50%, 12/01/2055	1,000,000	976,023
7.88%, 12/15/2055	650,000	644,407
		7,054,535
Connecticut – 1.6%
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	1,000,000	1,025,237
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	750,000	755,591
		1,780,828
Florida – 7.0%
Capital Trust Authority, 5.25%, 06/15/2059 (Obligor: St Johns Classical Acdmy)(c)	500,000	484,139
County of Miami-Dade FL Aviation Revenue, 5.50%, 10/01/2055(b)	3,000,000	3,159,850
Langley South Community Development District, 5.40%, 05/01/2055	1,000,000	978,827
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	20,000	20,002
Miami-Dade County Expressway Authority, 5.00%, 07/01/2040	1,140,000	1,146,954
Orange County Health Facilities Authority, 5.25%, 10/01/2056 (Obligor: Orlando Hlth Oblig Group)	650,000	679,050
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,888
V-Dana Community Development District, 5.55%, 05/01/2055	1,250,000	1,234,599
		7,804,309
Georgia – 5.3%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,194
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,046
Bartow County Development Authority, 3.00%, 11/01/2062 (Obligor: Georgia Power Company)(a)(b)	2,100,000	2,100,000
Development Authority of Burke County, 2.70%, 11/01/2052 (Obligor: Georgia Power Company)(a)(b)	3,600,000	3,600,000
		5,915,240

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6% (continued)
Hawaii – 2.2%
Tender Option Bond Trust Receipts/Certificates, 5.50%, 07/01/2054(a)(b)(c)(f)	$2,000,000	$2,524,876
Illinois – 2.2%
City of Marion IL Sales Tax Revenue, 6.63%, 06/01/2055	1,000,000	1,013,892
Illinois Finance Authority, 5.25%, 08/01/2035 (Obligor: Rosalind Franklin Univ)(c)	1,495,000	1,472,184
		2,486,076
Indiana – 3.7%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	921,328
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk Of Lafayette)	130,000	127,055
5.80%, 01/01/2037 (Obligor: Glasswtr Crk Of Lafayette)	840,000	818,549
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso)(c)	750,000	676,174
Richmond Hospital Authority, 5.00%, 01/01/2039 (Obligor: Reid Hosp & Hlthcr Oblig)	1,610,000	1,610,683
		4,153,789
Iowa – 2.9%
Iowa Finance Authority
4.75%, 07/01/2055	1,000,000	986,474
5.13%, 05/15/2059 (Obligor: Lifespace Communities Obl)	1,000,000	971,673
Iowa Higher Education Loan Authority, 6.00%, 10/01/2055 (Obligor: University Of Dubuque)	1,200,000	1,250,770
		3,208,917
Kansas – 0.3%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	83,810
Sedgwick County Public Building Commission, 5.00%, 02/01/2054	200,000	200,215
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044	55,000	55,018
		339,043
Kentucky – 0.0%(d)
Kentucky Economic Development Finance Authority, 5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,014
Maryland – 0.1%
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	45,000	45,020
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2040 (Obligor: Meritus Med Ctr Oblig Grp)	100,000	100,046
		145,066
Massachusetts – 1.1%
Massachusetts Development Finance Agency
5.00%, 07/01/2044 (Obligor: Wellforce Obligated Group)	750,000	703,755
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp)(c)	600,000	583,366
		1,287,121

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6% (continued)
Michigan – 1.1%
Michigan State Building Authority, 2.97%, 04/15/2059(a)	$1,195,000	$1,195,000
Minnesota – 1.5%
City of Center City MN, 5.00%, 11/01/2047 (Obligor: Hazelden Betty Ford Fndtn)	500,000	519,244
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy)(c)	250,000	246,339
6.38%, 02/01/2055 (Obligor: Great Oaks Academy)(c)	350,000	344,973
6.50%, 02/01/2065 (Obligor: Great Oaks Academy)(c)	625,000	620,074
		1,730,630
Missouri – 3.3%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2033 (Obligor: Ks City Univ)	1,025,000	1,018,755
5.00%, 11/15/2044 (Obligor: Coxhealth Obligated Group)	65,000	65,011
5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	49,984
Missouri Housing Development Commission, 5.00%, 11/01/2055	2,500,000	2,515,543
		3,649,293
Nebraska – 0.2%
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	45,757
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,039
Omaha Public Power District Nebraska City Station Unit 2, 5.25%, 02/01/2046	140,000	140,133
		210,929
Nevada – 1.4%
City of Las Vegas NV Special Improvement District No 613, 5.25%, 12/01/2047	650,000	647,201
City of Reno NV, 5.25%, 06/01/2054(c)	1,000,000	968,427
		1,615,628
New Hampshire – 0.6%
New Hampshire Business Finance Authority, Zero Coupon, 12/01/2031(c)(e)	1,000,000	665,635
New York – 18.7%
Albany Capital Resource Corp., 5.00%, 12/01/2029 (Obligor: Albany Clg Of Pharmacy)	240,000	240,130
Build NYC Resource Corp., 5.00%, 09/01/2059 (Obligor: Bay Ridge Preparatory Sch)(c)	500,000	470,706
City of New York NY, 2.55%, 04/01/2042(a)	500,000	500,000
Clinton County Capital Resource Corp., 5.00%, 07/01/2046(c)	300,000	300,606
Metropolitan Transportation Authority
5.00%, 11/15/2045	505,000	506,237
5.25%, 11/15/2055	285,000	285,784
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	270,000	269,480
5.00%, 11/15/2056	575,000	571,788
New York City Housing Development Corp., 5.00%, 11/01/2059	795,000	815,895

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6% (continued)
New York City Municipal Water Finance Authority
5.25%, 06/15/2053	$1,000,000	$1,065,459
5.25%, 06/15/2055	8,000,000	8,529,906
New York City Transitional Finance Authority, 5.50%, 11/01/2051	2,500,000	2,717,397
New York Transportation Development Corp.
5.00%, 07/01/2041 (Obligor: Laguardia Gateway Partner)(b)	2,005,000	2,005,266
5.00%, 07/01/2046 (Obligor: Laguardia Gateway Partner)(b)	230,000	228,632
5.25%, 01/01/2050 (Obligor: Laguardia Gateway Partner)(b)	275,000	274,991
5.50%, 12/31/2060 (Obligor: JFK Millennium Partners)(b)	1,000,000	1,040,078
Port Authority of New York & New Jersey, 5.00%, 05/01/2045	100,000	100,069
Triborough Bridge & Tunnel Authority, 5.50%, 12/01/2059	1,000,000	1,075,297
		20,997,721
Ohio – 7.2%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	3,915,000	3,455,780
Columbus Regional Airport Authority, 5.50%, 01/01/2055(b)	1,000,000	1,050,330
Ohio Housing Finance Agency
5.70%, 08/01/2043 (Obligor: Havens Edge Apts Llc)(c)	1,000,000	1,035,450
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp)(c)	1,000,000	989,000
State of Ohio
3.05%, 01/15/2045 (Obligor: Univ Hosp Hlth Sys Obl Gp)(a)	1,410,000	1,410,000
5.00%, 06/30/2053(b)	180,000	180,074
		8,120,634
Oklahoma – 0.0%(d)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	28,188
Oregon – 0.1%
Oregon State Facilities Authority, 5.00%, 04/01/2045 (Obligor: University Of Portland)	60,000	60,016
Pennsylvania – 0.5%
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	490,917
West Shore Area Authority, 5.00%, 07/01/2030 (Obligor: Messiah Lifeways Obl Grp)	70,000	70,043
		560,960
Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Zero Coupon, 07/01/2051(e)	4,492,000	1,090,685
South Carolina – 0.5%
South Carolina Public Service Authority, 5.00%, 12/01/2046	515,000	515,256
Texas – 9.6%
City of Buda TX
6.00%, 09/01/2055(c)	1,750,000	1,703,388
6.75%, 09/01/2055(c)	1,000,000	975,347
County of Denton TX, 5.63%, 12/31/2055(c)	1,000,000	986,920

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)
	Par	Value
MUNICIPAL BONDS – 109.6% (continued)
Houston Higher Education Finance Corp., 5.25%, 10/01/2054 (Obligor: Houston Baptist Univ)	$1,180,000	$1,159,905
New Hope Cultural Education Facilities Finance Corp.
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,780,000	1,794,119
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	865,000	869,236
Sunnyvale Independent School District, 5.00%, 02/15/2050	500,000	523,386
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,009
Tender Option Bond Trust Receipts/Certificates, Zero Coupon, 09/01/2059(a)(c)(f)	2,000,000	2,672,384
		10,819,694
Utah – 3.2%
City of Salt Lake City UT Airport Revenue, 5.50%, 07/01/2053(b)	1,000,000	1,046,960
Mida Mountain Village Public Infrastructure District, 6.00%, 06/15/2054(c)	500,000	516,445
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055(c)	1,000,000	987,537
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054(c)	1,000,000	1,005,308
		3,556,250
Washington – 0.5%
Washington Health Care Facilities Authority
5.00%, 10/01/2035 (Obligor: Seattle Children Hosp Obl)	120,000	120,269
5.00%, 10/01/2042 (Obligor: Providence St Joseph Obl)	450,000	450,877
		571,146
West Virginia – 1.4%
West Virginia Economic Development Authority, 5.45%, 01/01/2055 (Obligor: Core Natural Resources)(a)(b)(c)	1,500,000	1,536,514
Wisconsin – 5.0%
Public Finance Authority
Zero Coupon, 12/15/2034(c)(e)	2,000,000	1,116,103
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	150,000	129,784
5.25%, 12/01/2054	1,000,000	966,114
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy)(c)	745,000	585,983
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A)(c)	1,000,000	986,992
5.25%, 11/15/2061 (Obligor: Kahala Sr Living Cmnty Ob)	750,000	770,767
5.25%, 06/15/2065 (Obligor: Triad Math & Science Acad)	1,000,000	960,353
Wisconsin Health & Educational Facilities Authority, 4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000	118,708
		5,634,804
TOTAL MUNICIPAL BONDS (Cost $123,171,030)		123,038,648
TOTAL INVESTMENTS – 109.6% (Cost $123,171,030)		123,038,648
Liabilities in Excess of Other Assets – (9.6)%		(10,810,825)
TOTAL NET ASSETS – 100.0%		$112,227,823
Percentages are stated as a percent of net assets.
MTA – Monthly Treasury Average

____________

(a)      Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

Rockefeller Municipal Opportunities Fund
Schedule of Investments (continued) March 31, 2025 (Unaudited)

(b)      Security subject to the Alternative Minimum Tax (“AMT”). As of March 31, 2025, the total value of securities subject to the AMT was $28,151,976 or 25.1% of net assets.

(c)      Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $36,119,490 or 32.2% of the Fund’s net assets.

(d)      Represents less than 0.05% of net assets.

(e)      Zero coupon bonds make no periodic interest payments.

(f)      Tender option bond

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Statement of Assets and Liabilities March 31, 2025 (Unaudited)
Assets
Investments, at fair value (cost $123,171,030)	$123,038,648
Cash and cash equivalents	768,723
Interest receivable	881,573
Receivable for investments sold	19,550,370
Receivable for fund shares sold	134,000
Prepaid expenses and other assets	7,114
Total assets	144,380,428

Liabilities
Payable for investments purchased	31,786,298
Distribution payable	197,255
Payable to adviser	28,526
Deferred offering costs	15,349
Other liabilities	125,177
Total liabilities	32,152,605
Net Assets	$112,227,823

Net Assets
Paid-in capital – (unlimited shares authorized – $0.001 par value)	$112,919,034
Accumulated deficit	(691,211)
Net assets	$112,227,823

Net asset value, price per share (5,629,487 shares)	$19.94

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Statement of Operations For the Period from Commencement of Operations to March 31, 2025 (Unaudited)*
Investment income
Interest income	$860,961
Total investment income	860,961

Expenses
Investment advisory fees	138,039
Fund administration and accounting fees	107,499
Trustees’ fees	32,642
Professional fees	30,411
Offering costs	30,083
Organizational costs	15,266
Transfer agent fees	14,089
Registration fees	10,644
Audit fees	10,036
Shareholder reporting expense	3,650
Custodian fees	2,980
Other expenses and fees	10,287
Total expenses	405,626

Expense reimbursement by Adviser	(71,298)
Investment Advisory Fee Waiver	(27,608)
Total expenses	306,720
Net investment income	554,241

Realized and unrealized gains (losses)
Net realized losses on:
Investments	(552,475)
Net realized losses	(552,475)
Net change in unrealized appreciation (depreciation) of:
Investments	(132,382)
Net change in unrealized depreciation	(132,382)
Net realized and unrealized losses	(684,857)
Net decrease in net assets resulting from operations	$(130,616)

____________

*        The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Statement of Changes in Net Assets
For the Period from Commencement of Operations to March 31, 2025 (Unaudited)*
Increase (decrease) in net assets resulting from operations
Net investment income	$554,241
Net realized gain (loss)	(552,475)
Net change in unrealized appreciation (depreciation)	(132,382)
Net increase (decrease) in net assets resulting from operations	(130,616)

Distributions to shareholders
Net investment income	(560,595)
Total distributions to shareholders	(560,595)

Shareholder transactions
Subscriptions (5,615,000 shares)	112,628,717
Shares issued in reinvestment of distributions (9,487 shares)	190,317
Net increase (decrease) in net assets from capital transactions	112,819,034
Net increase (decrease) in net assets	112,127,823
Net assets
Beginning of period (5,000 shares)	100,000
End of period (5,629,487 shares)	$112,227,823

____________

*        The date of commencement of operations was December 6, 2024.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Financial Highlights
	For the Period from Commencement of Operations to March 31, 2025 (Unaudited)*
Per share operating performance
Net asset value, beginning of period	$20.00
Gain (Loss) from investment operations
Net investment income(1)	0.19
Net realized and unrealized loss	(0.08)
Total from investment operations	0.11
Distributions from
Net investment income	(0.17)
Total distributions	(0.17)
Net asset value, end of period	$19.94
Total return	0.56	%(2)

Ratios to average net assets
Expenses, before reimbursement	2.11	%(3)
Expenses	1.59	%(3)(4)
Net investment income, before reimbursement	2.37	%(3)
Net investment income	2.88	%(3)

Supplemental data
Net assets, end of period (000’s)	$112,228
Portfolio turnover rate	197	%(2)

____________

*        The date of commencement of operations was December 6, 2024.

(1)      Per share calculations were performed using average shares.

(2)      Not annualized

(3)      Annualized

(4)      Offering costs of 0.09% are excluded from the expense limitation of 1.50%.

See accompanying notes to financial statements.

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements March 31, 2025 (Unaudited)

1.      Organization

Rockefeller Municipal Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on July 29, 2024, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act.

The Fund’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The Fund intends to invest in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies, and authorities) and the District of Columbia, U.S. territories, commonwealths, and possessions or by their agencies, instrumentalities, and authorities. These primarily include municipal bonds, municipal notes, interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund intends to select investments without regard to the federal alternative minimum tax (“AMT”) and therefore may select investments subject to the federal AMT.

2.      Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Use of Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2025 the Fund held no cash equivalents.

Distribution of Income and Gains — The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The Fund declares income dividends daily and distributes them monthly to shareholders of record. Distributions can only be made from net investment income after paying any accrued dividends to holders of the preferred shares. At least annually, the Fund also distributes to you your pro rata share of any available net capital gain and taxable ordinary income, if any. Net short-term capital gains may be paid more frequently. The dividends that the Fund pays will depend on several factors, including dividends payable on any preferred shares issued by the Fund (and expenses associated with other forms of leverage).

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses — Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

3.      Portfolio Valuation and Fair Value Measurements

The Board has adopted Valuation Procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board has named the Advisor its valuation designee, and the Advisor is responsible for fair valuing securities and assets without readily available market quotations as determined in good faith. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access

Level 2 Inputs — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$123,038,648	$—	$123,038,648
Total Investments	$—	$123,038,648	$—	$123,038,648

____________

Refer to the Schedule of Investments for further disaggregation of investment categories.

4.      Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Under the terms of the Management Agreement, the Fund compensates the Investment Manager for its services at the annual rate of 0.75%, accrued daily and payable monthly in arrears, based upon the daily “Managed Assets” of the fund. The Investment Manager has voluntarily agreed to waive its management fee in an amount equal to an annual rate of 0.15% based upon the daily “Managed Assets” of the Fund for the first six months of operations. The Investment Manager may terminate this voluntary management fee waiver at any time. For the period December 6, 2024 (commencement of operations) through March 31, 2025, the Fund incurred management fees of $138,039, of which $27,608 were voluntarily waived as noted above.

The Investment Manager has contractually agreed, through January 31, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 1.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term.

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses (excluding any taxes, fees and interest payments on borrowed funds, brokerage expenses, acquired fund fees and expenses, dividend expenses on short sales, capitalized expenditures, and extraordinary or non-routine expenses, such as expenses incurred in connection with any merger or reorganization, litigation expenses and expenses incurred in the initial registration and offering of Fund shares) to exceed (i) the expense limit in effect at the time of waiver or reimbursement or (ii) the expense limit in effect at the time of recoupment. For the period December 6, 2024 (commencement of operations) through March 31, 2025, the fund waived $71,298 per the expense limitation agreement, which is subject to recoupment.

U.S. Bank Global Fund Services serves as Administrator, Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund’s portfolio. Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), is the Fund’s principal underwriter and distributor. ACA Group also provides the Fund with a Treasurer, Chief Compliance Officer and President.

5.      Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

6.      Investment Transactions

For the period December 6, 2024 (commencement of operations) through March 31, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $248,741,315 and $125,025,783 (excluding short-term securities), respectively.

7.      Leverage

The Fund may use leverage through the issuance of preferred shares, or the use of tender option bonds, reverse repurchase agreements, or borrowings, such as through credit facilities. The Fund may also enter into transactions other than those noted above that may give rise to a form of leverage including, among others, futures contracts, total return swaps and other derivative transactions, loans of portfolio securities, short sales and whenissued, delayed delivery and forward commitment transactions. As of March 31, 2025, the Fund held three tender option bonds with a total value of $7,712,730, representing 5.3% of the Fund’s total assets.

8.      Risk Considerations

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Interest Rate Risk — Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money because of movements in interest rates. The Fund may not be able to effectively hedge against changes in interest rates or may choose not to do so for cost or other reasons.

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

Municipal Bond Risk — Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of the Investment Manager than its investments in taxable bonds.

Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager will apply investment techniques and risk analysis in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by the Investment Manager will expose all material risks associated with an investment. Additionally, the Investment Manager may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which the Investment Manager acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments.

Market Risk — The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or companies represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

Valuation Risk — Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”).

Leverage Risk — The Fund’s use of leverage creates special risks for Common Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding preferred shares or the net proceeds that the Fund obtains from its use of tender option bonds or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objective and policies.

Non-Diversification Risk — Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Liquidity Risk — Liquidity risk exists when investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale.

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

Repurchase Offer Risks — Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments.

9.      Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of your Common Shares, will make periodic offers to repurchase Common Shares. No shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a regular schedule. Although the policy permits repurchase of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5 – 10% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months.

Quarterly repurchases by the Fund of its Common Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Common Shares up to a maximum amount of 2% of the outstanding Common Shares of the Fund. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Common Shares tendered on a pro rata basis.

During the period December 6, 2024 (commencement of operations) through March 31, 2025, the Fund did not have any repurchase offers.

10.    New Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Rockefeller Asset Management’s Senior Management act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating

Rockefeller Municipal Opportunities Fund
Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11.    Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

Management has determined that there were no subsequent events to disclose in the financial statements.

Rockefeller Municipal Opportunities Fund
Additional Information March 31, 2025 (Unaudited)

Approval of the Investment Management Agreement for the Rockefeller Municipal Opportunities Fund

On October 8, 2024, the Board of Trustees of Rockefeller Municipal Opportunities Fund (the “Fund”), consisting entirely of Trustees who are not interested persons of the Fund as defined by the Investment Company Act of 1940, as amended, unanimously approved the investment management agreement between the Fund and Rockefeller & Co. LLC d/b/a Rockefeller Asset Management (the “Adviser”) (the “Agreement”). Prior to approving the Agreement, the Board of Trustees of the Fund (the “Board”) reviewed materials provided by the Adviser for the approval of the Agreement and met with senior management and portfolio managers of the Adviser on October 8, 2024. The Board also met independently of Fund management and Adviser personnel to consider the approval of the Agreement. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to consider the approval of the Agreement. The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Extent, and Quality of Services.    In evaluating the nature, extent, and quality of the services expected to be provided by the Adviser to the Fund, the Board considered the duties and responsibilities of the Adviser with respect to the Fund pursuant to the Agreement, the identity, education, and experience of the Adviser’s personnel who will be responsible for providing those services, and the Adviser’s resources and operational infrastructure for servicing the Fund. The Board further considered the qualifications and experience of the Fund’s portfolio managers and their detailed investment process with respect to the Fund’s asset class. On the basis of the information provided, the Board concluded that the nature, extent, and quality of the services to be provided by the Adviser to the Fund were expected to be satisfactory.

Investment Performance.    Because the Fund was newly created and had not yet commenced operations, and therefore had no performance history, the Board did not review the Fund’s performance.

Fees and Expenses.    The Board reviewed the proposed management fee for the Fund and reviewed information comparing the Fund’s proposed management fee to the management fees of 11 peer funds compiled by an independent 15(c) board reporting service. The Board considered that the proposed management fee for the Fund was higher than the median management fee of the peer group and was lower than the management fee of certain funds in the peer group. The Board reviewed the expense ratios of the peer funds and noted that, because the Fund was newly created and had not yet commenced operations, the Fund’s expense ratio could only be estimated. The Board considered that the Adviser had agreed to limit the Fund’s total annual operating expenses, excluding fees and interest payments on borrowed funds and certain other exclusions, to 1.50% of the average daily net assets of the Fund through January 31, 2027. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable in light of the nature, extent, and quality of the services expected to be provided by the Adviser.

Profitability.    With respect to the estimated profitability of the Agreement to the Adviser, the Board considered the Fund’s proposed management fee rate and the Adviser’s estimate of its management fees to be earned and its estimated costs in providing services to the Fund. The Board considered that the Fund was newly organized and had no assets, the Adviser’s agreement to limit the Fund’s operating expenses through January 31, 2027, and the Adviser’s estimate that the Agreement would initially not be profitable to the Adviser.

Economies of Scale.    The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the Adviser’s statement that its costs in providing services to the Fund include both fixed and variable costs. In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board reviewed the Fund’s proposed management fee compared to peer funds and considered the Adviser’s agreement to limit the Fund’s total expenses until January 31, 2027. The Board considered that the Fund was newly organized and had no assets, and the Board noted that economies of scale will be considered in the future as Fund asset levels grow. The Board concluded that, although the proposed management fee for the Fund does not include breakpoints, the proposed management fee is reasonable at currently anticipated asset levels.

Rockefeller Municipal Opportunities Fund
Additional Information (continued) March 31, 2025 (Unaudited)

Other Benefits to the Adviser.    The Board considered benefits to be derived by the Adviser from its relationship with the Fund. The Board noted the Adviser’s statement that it does not have any soft dollar arrangements in place for fixed income strategies, such as the Fund’s investment strategy, and that no other fall-out benefits are expected.

Conclusion.    Based upon the information considered and the conclusions reached, the Board determined that the terms of the Agreement, including management fees, are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund.

Rockefeller Municipal Opportunities Fund
Additional Information (continued) March 31, 2025 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at 1-800-991-3319 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at 1-800-991-3319 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Rockefeller Municipal Opportunities Fund
Additional Information (continued) March 31, 2025 (Unaudited)

Fund Service Providers

Investment Manager

Rockefeller Asset Management
45 Rockefeller Plaza, Fifth Floor,
New York, New York 10111

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302,
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, Wisconsin 53212

Legal Counsel

Vedder Price P.C.
222 N La Salle St.,
Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310,
Philadelphia, Pennsylvania 19103

Principal Underwriter and Distributor

Quasar Distributors, LLC
190 Middle Street, Suites 301 and 401,
Portland, ME 04101

Item 2.       Code of Ethics.

Not applicable for semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.       Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.       Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8.       Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9.       Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16.     Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not Applicable.

(b)    Not Applicable.

Item 19.     Exhibits.

(a)	(1)

Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

	(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed  herewith.

	(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

	(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rockefeller Municipal Opportunities Fund
By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd, Principal Executive Officer
Date	5/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles S. Todd
Charles S. Todd, President Principal Executive Officer
Date	5/30/2025
By	/s/ Harold Dahlman
Harold Dahlman, Treasurer Principal Financial Officer
Date	5/30/2025

____________

*        Print the name and title of each signing officer under his or her signature